UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Prime Logic Capital, LLC
Address:  135 East 57th Street, 11th Floor
          New York, New York 10022


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Marc Cummins
Title:  Managing Member
Phone: (212) 607-2576


Signature, Place and Date of Signing:


/s/ Marc Cummins              New York, New York             February 14, 2008
--------------------          ------------------          --------------------
     [Signature]                [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      32

Form 13F Information Table Value Total: $128,667
                                        (thousands)


List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                                                     FORM 13F INFORMATION TABLE
                                                          December 31, 2007
           COLUMN 1              COLUMN 2      COLUMN 3    COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7      COLUMN 8

                                                            Market
                                                             VALUE    SHRS OR   SH/ PUT/  INVESTMENT   OTHR     VOTING AUTHORITY
        NAME OF ISSUER        TITLE OF CLASS     CUSIP      (X1000)   PRN AMT   PRN CALL  DISCRETION   MGRS     SOLE     SHARED NONE
        --------------        --------------     -----      -------   -------   --- ----  ----------   ----     ----     ------ ----
ABERCROMBIE & FITCH CO        CL A             002896207     2,807      35,100   SH        SOLE                 35,100
ALTERNATIVE ASSET MGMT ACQU   COM              02149U101     9,150   1,000,000   SH        SOLE              1,000,000
ALTERNATIVE ASSET MGMT ACQU   W EXP 08/01/201  02149U119     1,853   1,425,000   SH        SOLE              1,425,000
AMBASSADORS INTL INC          COM              023178106     6,827     468,226   SH        SOLE                468,226
AMERICAN TOWER CORP           CL A             029912201     4,260     100,000   SH        SOLE                100,000
CELEBRATE EXPRESS INC         COM              15100A104     4,954     619,250   SH        SOLE                619,250
CENTRAL GARDEN & PET CO       COM              153527106     2,624     455,538   SH        SOLE                455,538
EINSTEIN NOAH REST GROUP INC  COM              28257U104     2,675     147,371   SH        SOLE                147,371
GLG PARTNERS INC              W EXP 12/28/201  37929X115     8,547   1,419,800   SH        SOLE              1,419,800
GSC ACQUISITION COMPANY       COM              40053G106     2,356     250,100   SH        SOLE                250,100
GSC ACQUISITION COMPANY       W EXP 06/25/201  40053G114     1,292   1,174,700   SH        SOLE              1,174,700
HANESBRANDS INC               COM              410345102     6,320     232,600   SH        SOLE                232,600
HANSEN NAT CORP               COM              411310105     2,888      65,200   SH        SOLE                 65,200
HYTHIAM INC                   COM              44919F104     3,058   1,043,842   SH        SOLE              1,043,842
ISHARES TR                    RUSSELL 2000     464287655       663     300,000   SH PUT    SOLE                300,000
JARDEN CORP                   COM              471109108     1,499      63,500   SH        SOLE                 63,500
MACYS INC                     COM              55616P104     3,976     153,700   SH        SOLE                153,700
MIDDLEBY CORP                 COM              596278101     7,851     102,469   SH        SOLE                102,469
MSC INDL DIRECT INC           CL A             553530106     4,298     106,200   SH        SOLE                106,200
NATHANS FAMOUS INC NEW        COM              632347100    10,471     599,343   SH        SOLE                599,343
NEOGEN CORP                   COM              640491106     3,643     137,212   SH        SOLE                137,212
NEXCEN BRANDS INC             COM              653351106     6,698   1,383,806   SH        SOLE              1,383,806
PETSMART INC                  COM              716768106     1,647      70,000   SH        SOLE                 70,000
PROTECTION ONE INC            COM NEW          743663403     8,030     675,377   SH        SOLE                675,377
REDENVELOPE INC               COM              75733R601     2,437     526,396   SH        SOLE                526,396
RETAIL HOLDRS TR              DEP RCPT         76127U101        78     300,000   SH PUT    SOLE                300,000
RETAIL HOLDRS TR              DEP RCPT         76127U101       270     300,000   SH PUT    SOLE                300,000
SCHOOL SPECIALTY INC          COM              807863105     4,545     131,540   SH        SOLE                131,540
STARBUCKS CORP                COM              855244109     1,998      80,000   SH        SOLE                 80,000
VICTORY ACQUISITION CORP      COM              92644D100     2,907     300,000   SH        SOLE                300,000
VICTORY ACQUISITION CORP      W EXP 04/24/201  92644D118     3,191   1,910,900   SH        SOLE              1,910,900
XCORPOREAL INC                COM              98400P104     4,855     980,815   SH        SOLE                980,815




SK 25276 0003 855463